Cash due from banks (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of cash due from banks

	31 December 2016			31 December 2015
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Non-interest bearing
Cash and demand deposits with banks	28,690	82,051	110,741	31,199	79,696	110,895

Interest bearing¹
Demand deposits with banks	138,123	188,314	326,437	130,589	248,040	378,629
Cash equivalents	976,557	687,916	1,664,473	691,439	1,107,927	1,799,366
Sub-total - Interest bearing	1,114,680	876,230	1,990,910	822,028	1,355,967	2,177,995

Total cash due from banks	1,143,370	958,281	2,101,651	853,227	1,435,663	2,288,890
¹ Interest bearing cash due from banks includes certain demand deposits with banks as at 31 December 2016 in the amount of $305.3 million (31 December 2015: $306.9 million) that are earning interest at a negligible rate.